REVENUE- Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Silver sales	$ 134,716	$ 142,688
Gold sales	73,198	70,501
Less: smelting and refining costs	(2,451)	(3,029)
Revenue	$ 205,463	$ 210,160